Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001495222
Registrant Name	Oxford Lane Capital Corp.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES